Share-based compensation expense (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangements [Abstract]
Schedule of Shares Outstanding	Movements in the number of awards outstanding and their related weighted average strike prices are as follows:

	2021		2020		2019
	Average strike price in USD per share	Number of awards	Average strike price in USD per share	Number of awards	Average strike price in USD per share	Number of awards
At the beginning of the year	26.45	4,276,973	18.75	1,020,434	—	—
Granted	28.22	2,572,008	28.62	3,347,766	18.75	1,020,434
Forfeited	24.82	(165,724)	19.83	(88,332)	—	—
Expired	18.75	(1,675)	—	—	—	—
Exercised	18.81	(41,382)	18.75	(2,895)	—	—
At the end of the year	27.23	6,640,200	26.45	4,276,973	18.75	1,020,434
Weighted average remaining contractual life of awards outstanding at end of period	8.7			9.29		9.96

Schedule of Fair Value Assumption For Options Granted	The fair values of the options granted during the years ended December 31, 2021, 2020 and 2019 were determined on the date of grant using the following assumptions:

		Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
a) weighted average share price	in USD	19.94-32.22	15.95-48.77	16.31
b) strike price	in USD	19.94-32.22	18.75-48.77	18.75
c) expected volatility	in %	70-85	80-206	176.6
d) award life	in # of years	5.5-6.08	5.02-6.08	5.65
e) expected dividends	in %	—	—	—
f) risk-free interest rate	in %	0.51-1.33	0.29-0.70	1.67

Schedule of Other Equity Instruments Outstanding

	Number of awards	Weighted average grant date fair value
December 31, 2020	—	—
Granted	149,984	46.50
December 31, 2020	149,984	46.50
Granted	574,143	28.17
Vested	(51,828)	45.56
Forfeited	(9,244)	28.70
December 31, 2021	663,055	30.95

Schedule of Share-based Compensation Reserve
The movement in the Share-based Compensation Reserves (included in Other reserves within equity) is as follows:

(in KUSD)	2021	2020	2019
Incentive Plan 2014	—	361	437
Share Purchase Plan 2016	—	7,417	332
2019 Equity Incentive Plan - Options	50,647	33,355	348
2019 Equity Incentive Plan - RSUs	9,908	1,795	—
Tax and social charge deductions - Incentive Plan 2019	(75)	—	—
Tax and social charge deductions - Incentive Plan 2014	—	(5,343)	—
December 31, 2021	60,480	37,585	1,117